Annual Fund Operating Expenses - Taylor Frigon Core Growth Fund - Taylor Frigon Core Growth Fund Shares	Mar. 27, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.45%